Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
REVENUE
Copyrights and license	$ 171,001	$ 177,286	$ 885,289	$ 357,286
Theatre admissions and food and beverage sales	111,905	121,153	199,364	177,965
Consulting services	102,347		102,347
Total revenue	385,253	298,439	1,187,000	535,251
OPERATING COSTS AND EXPENSES
Amortization expenses	(560,674)	(855,744)	(1,072,483)	(1,779,243)
Theatre operating costs	(62,726)	(56,304)	(104,081)	(78,708)
General and administrative expenses	(249,924)	(379,645)	(511,616)	(804,158)
Related party salary and wages		(70,500)	(15,049)	(141,000)
Total Operating Costs And Expenses	(873,324)	(1,362,193)	(1,703,229)	(2,803,109)
Loss From Operations	(488,071)	(1,063,754)	(516,229)	(2,267,858)
Other income
Interest income	57	79	694	158
Interest expense – related party	(6,905)		(20,784)
Total Other Income	(6,848)	79	64,910	158
Loss Before Income Tax Benefit	(494,919)	(1,063,675)	(451,319)	(2,267,700)
Income tax benefit
NET LOSS	(494,919)	(1,063,675)	(451,319)	(2,267,700)
Preferred shares dividend		(4,864)		(10,629)
Net loss available to common stockholders	$ (494,919)	$ (1,068,539)	$ (451,319)	$ (2,278,329)
NET LOSS PER SHARE: BASIC	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
NET LOSS PER SHARE: DILUTED	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	2,502,404,882	728,656,133	2,245,380,603	604,591,133
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	2,502,404,882	728,656,133	2,245,380,603	604,591,133